Income taxes (Tables)	9 Months Ended
Sep. 30, 2025
Income Tax Disclosure [Abstract]
Schedule of Effective Income Tax Rate
The effective income tax rate reflected in the Consolidated Statements of Operations varies from the Canadian tax rate of 26.50 percent for the year ended December 31, 2024 (December 31, 2023 – 26.50 percent) for the items outlined in the following table.

	Year Ended December 31,
	2024	2023
Income (loss) before taxes	$(9,781)	$(6,312)
Income tax rate	26.5%	26.5%
Income tax expense at Canadian statutory tax rate	(2,592)	(1,673)
Permanent differences in tax rate on income not subject to tax	1,368	73
Valuation allowance on deferred tax assets	(1,375)	2,508
Foreign rate differentials	(104)	121
Foreign accrual property income impact	2,947	(566)
Other	362	(72)
Income tax expense (benefit) — Asset Management	$606	$391
The effective income tax rate reflected in the Condensed Consolidated Statements of Operations varies from the United States and Canadian tax rates of 21.0 percent and 26.5 percent for the three and nine months ended September 30, 2025 (September 30, 2024 – 21.0 percent and 26.5 percent) for the items outlined in the following table.

	Three Months Ended September 30,		Nine Months Ended September 30,
	2025	2024	2025	2024
Income (loss) before taxes	$(11,130)	$(2,122)	$(18,742)	$(1,918)
Income tax rate ¹	21.0%	26.5%	21.0%	26.5%
Income tax expense at statutory tax rate	(1,919)	(562)	(3,936)	(508)
State and local income tax expense (benefit)	(1,162)	—	(1,162)	—
Permanent differences in tax rate on income not subject to tax	638	(74)	2,447	(149)
No benefit recorded on current-year NOL (domestication) ²	1,490	—	1,490	—
Deferred tax asset not recognized ³	1,549	4,040	3,318	422
Effect of tax rate of foreign jurisdictions	372	87	176	(105)
Foreign accrual property income impact	1,181	(3,200)	—	849
Other	157	18	—	(16)
Income tax expense (benefit)	$2,306	$309	$2,333	$493
_______________
(1)On September 12, 2025, pursuant to a Plan of Domestication, immediately prior to the Mergers, (i) Legacy Mount Logan domesticated from the Province of Ontario, Canada to the State of Delaware, (ii) immediately following step (i), Mount Logan converted to a limited liability company, and (iii) immediately following (ii), Mount Logan made an election to be treated as a corporation for U.S. federal income tax purposes (the “Domestication”). As a result of the Domestication and the completion of the Business Combination, the Company is subject to a statutory tax rate of 21% in the U.S. as compared to the 26.5% statutory Canadian corporate income tax rate applicable to Legacy Mount Logan prior to the Domestication. Although not reflected as a separate item above, the income tax expense at the statutory tax rate for the three months ended September 30, 2025 reflects a $0.4 million adjustment for the change in statutory tax rate.
(2)As a result of the Domestication, the NOL generated in Canada is not expected to provide a future tax benefit as the Company does not anticipate future taxable income or tax due in Canada.
(3)A valuation allowance has been established to offset certain deferred tax assets as the Company determined that it is more likely than not that such deferred tax assets will not be realized.

Schedule of Income (Loss) Before Income Taxes by Jurisdiction
The details of income (loss) before income taxes by jurisdiction for Asset Management are as follows:

	Year Ended December 31,
	2024	2023
Canadian	$(9,178)	$(9,922)
Foreign	(603)	3,610
Income (loss) before taxes	$(9,781)	$(6,312)
Deferred tax assets
The details of income (loss) before income taxes by jurisdiction are as follows:

	Three Months Ended September 30,		Nine Months Ended September 30,
	2025	2024	2025	2024
United States	$(6,936)	$157	$(3,308)	$3,689
Foreign	(4,194)	(2,279)	(15,434)	(5,607)
Income (loss) before taxes	$(11,130)	$(2,122)	$(18,742)	$(1,918)

Schedule of Income Tax Provision by Jurisdiction
The details of the income tax provision by jurisdiction for Asset Management are as follows:

	Year Ended December 31,
	2024	2023
Current tax
Canadian	$—	$—
Foreign	1,547	335
Total current tax	1,547	335

Deferred tax
Canadian	—	—
Foreign	(941)	56
Total deferred tax	(941)	56

Income tax expense (benefit) — Asset Management	$606	$391
The details of the income tax provision by jurisdiction for Asset Management are as follows:

	Three Months Ended September 30,		Nine Months Ended September 30,
	2025	2024	2025	2024
Current tax
United States	$(362)	$454	$—	$1,081
Foreign	—	—	37	—
Total current tax	(362)	454	37	1,081

Deferred tax
United States	2,668	(145)	2,296	(588)
Foreign	—	—	—	—
Total deferred tax	2,668	(145)	2,296	(588)

Income tax expense (benefit) — Asset Management	$2,306	$309	$2,333	$493

Schedule of Deferred Tax Assets and Liabilities
Deferred tax assets and liabilities consists of the following temporary differences:

	Year Ended December 31,
	2024	2023
Assets
Tax benefit of loss carryforward	$20,275	$22,512
Tax benefit of expenditure pools	13,415	14,555
Deferred acquisition costs	6,009	5,861
Unrealized losses on remeasurement of investments	10,478	8,912
Other assets tax value in excess of book value	10,284	5,323
Total deferred tax assets	60,461	57,163
Valuation allowance	(44,604)	(45,539)
Total deferred tax assets, net of valuation allowance	$15,857	$11,624

Liabilities
Insurance reserves	$(12,172)	$(9,826)
Other	(1,389)	(445)
Total deferred tax liabilities	$(13,561)	$(10,271)

Net deferred tax assets	$2,296	$1,353
Deferred tax assets and liabilities consists of the following temporary differences:

	September 30, 2025	December 31, 2024
Assets
Tax benefit of loss carryforward	$41,468	$20,275
Tax benefit of expenditure pools	—	13,415
Deferred acquisition costs	6,917	6,009
Unrealized losses on remeasurement of investments	15,228	10,478
Other assets tax value in excess of book value	2,905	10,284
Total deferred tax assets	66,518	60,461
Valuation allowance	(57,729)	(44,604)
Total deferred tax assets, net of valuation allowance	$8,789	$15,857

Liabilities
Insurance reserves	$(2,817)	$(12,172)
Other	(5,972)	(1,389)
Total deferred tax liabilities	$(8,789)	$(13,561)

Net deferred tax assets	$—	$2,296